ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 94.1%

Biotechnology – 68.9%
ATAI Life Sciences NV (Germany)(a)(b)	182,188	$358,910
Bright Minds Biosciences, Inc. (Canada)(b)	176,038	211,246
Clearmind Medicine, Inc. (Canada)(b)	112,693	128,470
Cybin, Inc. (Canada)(b)	1,644,814	680,131
Enveric Biosciences, Inc.(b)	238,833	238,833
GH Research PLC (Ireland)(a)(b)	30,063	320,471
Incannex Healthcare, Inc.(b)	50,915	182,785
Intra-Cellular Therapies, Inc.(b)	4,575	316,590
Mind Medicine MindMed, Inc.(a)(b)	109,507	1,029,366
NRX Pharmaceuticals, Inc.(b)	614,793	290,121
PsyBio Therapeutics Corp.(b)	2,994,817	17,969
Psyence Biomedical Ltd. (Canada)(b)	271,336	309,323
Sage Therapeutics, Inc.(b)	14,112	264,459
Seelos Therapeutics, Inc.(a)(b)	462,694	273,452
Vistagen Therapeutics, Inc.(b)	72,071	380,535
Total Biotechnology		5,002,661

Healthcare - Services – 5.9%
Field Trip Health & Wellness Ltd. (Canada)(b)(c)	1,058,415	0
Greenbrook TMS, Inc. (Canada)(b)	1,009,792	93,911
Lucy Scientific Discovery, Inc. (Canada)†(b)	112,952	155,874
Numinus Wellness, Inc. (Canada)(b)	2,357,211	179,737
Total Healthcare - Services		429,522

Pharmaceuticals – 19.3%
Alkermes PLC(b)	12,018	325,327
Compass Pathways PLC (United Kingdom)(b)(d)	53,639	446,277
FSD Pharma, Inc. (Canada)(b)(c)	263,236	0
FSD Pharma, Inc., Class B (Canada)(b)	425,805	304,706
Relmada Therapeutics, Inc.(b)	70,053	325,746
Total Pharmaceuticals		1,402,056

Total Common Stocks (Cost $9,141,801)		6,834,239

MONEY MARKET FUNDS – 10.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(e)	551,236	551,236
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.32%(e)(f)	192,012	192,012

Total Money Market Funds (Cost $743,248)		743,248

Total Investments – 104.3% (Cost $9,885,049)		7,577,487
Liabilities in Excess of Other Assets – (4.3%)		(317,410)
Net Assets – 100.0%		$7,260,077

PLC - Public Limited Company

†	Affiliated Company.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $196,849; the aggregate market value of the collateral held by the fund is $192,012.
(b)	Non-income producing security.
(c)	Fair valued using significant unobservable inputs.
(d)	American Depositary Receipt.
(e)	Rate shown reflects the 7-day yield as of March 31, 2024.
(f)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$6,834,239	$-	$0	*	$6,834,239
Money Market Funds	743,248	-	-		743,248
Total	$7,577,487	$-	$0	*	$7,577,487

*	Less than $1.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	68.9%
Healthcare - Services	5.9
Pharmaceuticals	19.3
Money Market Funds	10.2
Total Investments	104.3
Liabilities in Excess of Other Assets	(4.3)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2024	Value at 3/31/2024	Dividend Income
Lucy Scientific Discovery, Inc.	$327,432	$362,793	$(12,774)	$(83,634)	$(437,943)	112,952	$155,874	$-